PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2015	2014

		(U.S. $ in millions)
	Machinery and equipment	$5,071	$4,893
	Buildings	2,591	2,653
	Computer equipment and other assets	1,492	1,391
	Payments on account	525	571
	Land*	394	372
		10,073	9,880
	Less—accumulated depreciation	3,529	3,345
		$6,544	$6,535

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Depreciation expenses were $449 million, $464 million and $458 million in the years ended December 31, 2015, 2014 and 2013, respectively. During the years ended December 31, 2015, 2014 and 2013, Teva had impairments of property, plant and equipment in the amount of $96 million, $163 million and $61 million, respectively. See note 18.